Transactions with Related Parties	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Transactions with Related Parties [Abstract]
Transactions with Related Parties
21	Transactions with Related Parties

The Group, in the normal course of business carries out transactions with parties that fall within the definition of related party contained in the International Financial Reporting Standards. Significant transactions with related parties are as under:

Transactions in shareholders’ account

(Repayments to) / Contributions by the shareholders	(574,868)	255,818
	(574,868)	255,818

These amounts are repayable at the discretion of the Board of Directors of the Group and are interest free, therefore classified as part of equity.

Changes in shareholders’ account is as follows:

At January 01	71,017,816	70,761,998
Net contributions (distributions) during the period / year	(574,868)	255,818
At June 30 / December 31	70,442,948	71,017,816
Expense paid on behalf of related parties	6,411	5,129
Key management remuneration	654,633	509,343

Related party balances as at the period / year end are classified as under:

Related Party	Classification

Shareholder	Shareholder’s account (Equity)	70,442,948	71,017,816
BPGIC Holdings	Due from shareholder (Note 9)	Nil	504,214
HBS Investments LP	Due from related parties (Note 9)	5,300	4,187
H Capital International LP	Due from related parties (Note 9)	5,302	4,189
O2 Investments Limited as GP	Due from related parties (Note 9)	5,775	5,191
SBD International LP	Due from related parties (Note 9)	48,470	47,357
SD Holding Limited as GP	Due from related parties (Note 9)	21,842	19,938
Gyan Investments Ltd	Due from related parties (Note 9)	5,864	5,280
Shareholder	Due to a related party (Note 13)	2,041,927	2,041,927

26	Transactions with Related Parties

The Group, in the normal course of business carries out transactions with parties that fall within the definition of related party contained in the International Financial Reporting Standards. Significant transactions with related parties are as under:

Transactions in shareholders’ account

(Repayments to) / Contributions by the shareholders	(626,029)	255,818
	(626,029)	255,818

These amounts are repayable at the discretion of the Board of Directors of the Group and are interest free, therefore classified as part of equity.

Changes in shareholders’ account is as follows:
At January 01	71,017,816	70,761,998
Net contributions (distributions) during the year	(626,029)	255,818
At December 31	70,391,787	71,017,816
Expense (reimbursed by) / paid on behalf of related parties	24,360	509,343
Key management remuneration	1,229,114	1,242,706

Related party balances as at the year end are classified as under:

Related Party	Classification
Shareholder	Shareholder’s account (Equity)	70,391,787	71,017,816
BPGIC Holdings	Due from shareholder (Note 14)	34,136	504,214
HBS Investments LP	Due from related parties (Note 14)	10,381	4,187
H Capital International LP	Due from related parties (Note 14)	9,983	4,189
O2 Investments Limited as GP	Due from related parties (Note 14)	9,272	5,191
SBD International LP	Due from related parties (Note 14)	50,014	47,357
SD Holding Limited as GP	Due from related parties (Note 14)	21,842	19,938
Gyan Investments Ltd	Due from related parties (Note 14)	9,010	5,280
Shareholder	Due to a related party (Note 18)	Nil	2,041,927

26	Transactions with Related Parties

The Group, in the normal course of business carries out transactions with parties that fall within the definition of related party contained in the International Financial Reporting Standards. Significant transactions with related parties are as under:

Transactions in shareholders’ account

Contributions by the shareholders	255,818	(233,457)
	255,818	(233,457)

These amounts are repayable at the discretion of the Board of Directors of the Group and are interest free, therefore classified as part of equality.

Changes in shareholders’ account is as follows:
At January 01	70,761,998	70,995,455
Net contributions (distributions) during the year	255,818	(233,457)
At December 31	71,017,816	70,761,998
Expense paid on behalf of related parties	509,343	23,463
Key management remuneration	1,676,921	1,417,266

Related party balances as at the year end are classified as under:

Related Party	Classification
Shareholder	Shareholder’s account (Equity)	71,017,816	70,761,998
BPGIC Holdings	Due from shareholder (Note 14)	504,214	Nil
HBS Investments LP	Due from related parties (Note 14)	4,187	17,479
H Capital International LP	Due from related parties (Note 14)	4,189	16,975
O2 Investments Limited as GP	Due from related parties (Note 14)	5,191	9,303
SBD International LP	Due from related parties (Note 14)	47,357	17,851
SD Holding Limited as GP	Due from related parties (Note 14)	19,938	9,850
Gyan Investments Ltd	Due from related parties (Note 14)	5,280	9,555
Shareholder	Due to a related party (Note 18)	2,041,927	2,041,927

27	Transactions with Related Parties

The Group, in the normal course of business carries out transactions with parties that fall within the definition of related party contained in the International Financial Reporting Standards. Significant transactions with related parties are as under:

Transactions in shareholders’ account
Contributions/ (distributions) by/to the shareholders	(233,457)	77,090,648
Amounts paid on behalf of the Group by the shareholders*	Nil	1,135,484
Amounts paid by the Group on behalf of the shareholders	Nil	(1,669,424)
Distributions to shareholders	Nil	(53,279,016)
	(233,457)	23,277,692

These amounts are repayable at the discretion of the Board of Directors of the Group and are interest free, therefore classified as part of equity.

*	These include expenses paid on behalf of the Group which includes other operational expenses paid by the shareholders on behalf of the Group.

Changes in shareholders’ account is as follows:

At January 01	70,995,455	47,717,763
Net contributions (distributions) during the year	(233,457)	23,277,692
At December 31	70,761,998	70,995,455

Expense paid on behalf of related parties	23,463	57,550
Key management remuneration	1,417,266	1,160,293

(Figures in USD)	2020 (Re-stated)	2019 (Re-stated)

At January 01	70,995,455	47,717,763
Net contributions (distributions) during the year	(233,457)	23,277,692
At December 31	70,761,998	70,995,455

Expense paid on behalf of related parties	23,463	57,550
Key management remuneration	1,417,266	1,160,293

Related party balances as at the year end are classified as under:

Related Party	Classification
Shareholder	Shareholder’s account (Equity)	70,761,998	70,995,455
HBS Investments LP	Due from related parties (Note 15)	17,479	13,388
H Capital International LP	Due from related parties (Note 15)	16,975	11,056
O2 Investments Limited as GP	Due from related parties (Note 15)	9,303	6,181
SBD International LP	Due from related parties (Note 15)	17,851	13,760
SD Holding Limited as GP	Due from related parties (Note 15)	9,850	6,984
Gyan Investments Ltd	Due from related parties (Note 15)	9,555	6,181
Shareholder	Due to a related party (Note 18)	2,041,927	Nil

26	Transactions with Related Parties

The Group, in the normal course of business carries out transactions with parties that fall within the definition of related party contained in the International Financial Reporting Standards. Significant transactions with related parties are as under:

Transactions in shareholders’ account
Contributions by the shareholders	77,090,648	951,539
Amounts paid on behalf of the Group by the shareholders*	1,135,484	7,850,431
Amounts paid by the Group on behalf of the shareholders	(1,669,424)	(2,296,354)
Distributions to shareholders	(53,279,016)	(29,209,289)
	23,277,692	(22,703,673)

These amounts are repayable at the discretion of the Board of Directors of the Group and are interest free, therefore classified as part of equity.

*	These include expenses paid on behalf of the Group which includes other operational expenses paid by the shareholders on behalf of the Group.

Changes in shareholders’ account is as follows:

At January 01	47,717,763	70,421,436
Net contributions (distributions) during the year	23,277,692	(22,703,673)
At December 31	70,995,455	47,717,763

Expense paid on behalf of related parties	57,550	Nil

Key management remuneration for the year ended December 31, 2019 amounted to USD 1,160,293 (2018: USD 677,291), charged to consolidated statement of comprehensive income (within profit and loss). The full amount of the key management remuneration relates to short term employment benefits.

Related party balances as at the year end are classified as under:

Related Party	Classification
Shareholder	Shareholder’s account (Equity)	70,995,455	47,717,763
HBS Investments LP	Due from related parties (Note 15)	13,388	Nil
H Capital International LP	Due from related parties (Note 15)	11,056	Nil
O2 Investments Limited as GP	Due from related parties (Note 15)	6,181	Nil
SBD International LP	Due from related parties (Note 15)	13,760	Nil
SD Holding Limited as GP	Due from related parties (Note 15)	6,984	Nil
Gyan Investments Ltd	Due from related parties (Note 15)	6,181	Nil

Prior year restatement:

Regarding prior year restatements with the related party Al Brooge International Advisory (“BIA”) refer to note 33.

23	Transactions with Related Parties

Related parties represent associated companies, owners, directors and key management personnel of the Company, and entities controlled, jointly controlled or significantly influenced by such parties. Pricing policies and terms of these transactions are approved by the Company’s Chief Executive Officer.

Transactions with related parties

Movements in owners’ account are as follows.

	2018	2017
	(Re-Stated)	(Re-Stated)
Contributions by the owners	951,539	3,878,302
Amounts paid on behalf of the Company by the owners*	7,850,431	9,504,034
Amounts paid by the Company on behalf of the owners	(2,296,354)	Nil
Distributions to owners	(29,209,289)	Nil
	(22,703,673)	13,382,336

These amounts are repayable at the discretion of the Chief Executive Officer of the Company and are interest free, therefore classified as part of equity.

*	These include expenses paid on behalf of the Company including lease liability payments and other operational expenses paid by the owners on behalf of the Company.

Changes in owners’ account is as follows:

At 1 January	70,421,436	57,039,100
Net (distributions) contributions during the year	(22,703,673)	13,382,336
	47,717,763	70,421,436

A member of key management personnel was employed by the owners and her compensation amounting to USD 163,354 was borne by them for the year ended 31 December 2017. Key management remuneration for the year ended 31 December 2018 amounted to USD 677,291(2017: USD 144,569), charged to statement of comprehensive income (within profit and loss).

Prior year restatement:

Regarding prior year restatements with the related party Al Brooge International Advisory (“BIA”) refer to Note 24.

Guarantees by related parties:

The owners have issued corporate guarantees to secure the term loans described in Note 19.